TAXES ON INCOME (Schedule of Taxes on Income) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended			48 Months Ended
	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012
Taxes on Income [Line Items]
Current		$ 39,735	$ 45,680	$ 10,250
Deferred		(27,785)	(17,275)	(24,244)
Domestic		4,378	30,900	16,856
Foreign		7,572	(2,495)	(30,850)
Taxes on income	19,200	11,950	28,405	(13,994)	11,600
Domestic [Member]
Taxes on Income [Line Items]
Current		18,392	32,020	17,933
Deferred		(14,014)	(1,120)	(1,077)
Taxes on income		4,378	30,900	16,856
Foreign [Member]
Taxes on Income [Line Items]
Current		21,343	13,670	(7,749)
Deferred		(13,771)	(16,165)	(23,101)
Taxes on income		$ 7,572	$ (2,495)	$ (30,850)